Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost
Cost, beginning balance	$ 2,230.5
Additions	177.8
Disposals / transfers / impairments	(105.0)
Transfer to assets held for sale	(12.9)
Currency translation	18.5
Cost, ending balance	2,528.9	2,230.5
Accumulated depreciation
Accumulated depreciation, beginning balance	745.5
Additions	202.0	97.5	93.6
Disposals / transfers / impairments	(36.2)
Transfer to assets held for sale	(2.0)
Currency translation	2.8
Accumulated depreciation, ending balance	912.1	745.5
Net book value
Net book value, balance	1,616.8	1,485.0
Warner Chilcott [Member]
Cost
Additions	220.0
Land and Land Improvements [Member]
Cost
Cost, beginning balance	62.7
Additions	4.0
Disposals / transfers / impairments	(19.2)
Transfer to assets held for sale
Currency translation	0.2
Cost, ending balance	68.4
Accumulated depreciation
Accumulated depreciation, beginning balance
Additions
Disposals / transfers / impairments
Transfer to assets held for sale
Currency translation
Accumulated depreciation, ending balance
Net book value
Net book value, balance	68.4	62.7
Land and Land Improvements [Member] | Warner Chilcott [Member]
Cost
Additions	20.7
Machinery and Equipment [Member]
Cost
Cost, beginning balance	805.1
Additions	79.1
Disposals / transfers / impairments	(48.0)
Transfer to assets held for sale	(8.0)
Currency translation	11.4
Cost, ending balance	901.7
Accumulated depreciation
Accumulated depreciation, beginning balance	299.9
Additions	97.3
Disposals / transfers / impairments	(25.0)
Transfer to assets held for sale	(0.5)
Currency translation	2.6
Accumulated depreciation, ending balance	374.3
Net book value
Net book value, balance	527.4	505.2
Machinery and Equipment [Member] | Warner Chilcott [Member]
Cost
Additions	62.1
Research and Laboratory Equipment [Member]
Cost
Cost, beginning balance	112.4
Additions	3.5
Disposals / transfers / impairments	(1.4)
Transfer to assets held for sale
Currency translation	0.1
Cost, ending balance	114.6
Accumulated depreciation
Accumulated depreciation, beginning balance	80.9
Additions	8.9
Disposals / transfers / impairments	(0.9)
Transfer to assets held for sale
Currency translation	(0.1)
Accumulated depreciation, ending balance	88.8
Net book value
Net book value, balance	25.8	31.5
Research and Laboratory Equipment [Member] | Warner Chilcott [Member]
Cost
Additions
Other [Member]
Cost
Cost, beginning balance	296.7
Additions	36.9
Disposals / transfers / impairments	(4.2)
Transfer to assets held for sale	(1.3)
Currency translation	0.3
Cost, ending balance	363.3
Accumulated depreciation
Accumulated depreciation, beginning balance	214.7
Additions	32.3
Disposals / transfers / impairments	(1.1)
Transfer to assets held for sale	(0.8)
Currency translation
Accumulated depreciation, ending balance	245.1
Net book value
Net book value, balance	118.2	82.0
Other [Member] | Warner Chilcott [Member]
Cost
Additions	34.9
Transportation [Member]
Cost
Cost, beginning balance	30.2
Additions	4.8
Disposals / transfers / impairments	(5.7)
Transfer to assets held for sale
Currency translation
Cost, ending balance	61.8
Accumulated depreciation
Accumulated depreciation, beginning balance	5.4
Additions	6.4
Disposals / transfers / impairments	(3.8)
Transfer to assets held for sale
Currency translation
Accumulated depreciation, ending balance	8.0
Net book value
Net book value, balance	53.8	24.8
Transportation [Member] | Warner Chilcott [Member]
Cost
Additions	32.5
Buildings and Leasehold Improvements [Member]
Cost
Cost, beginning balance	808.7
Additions	30.2
Disposals / transfers / impairments	(25.5)
Transfer to assets held for sale	(3.6)
Currency translation	5.3
Cost, ending balance	866.2
Accumulated depreciation
Accumulated depreciation, beginning balance	144.6
Additions	57.1
Disposals / transfers / impairments	(5.4)
Transfer to assets held for sale	(0.7)
Currency translation	0.3
Accumulated depreciation, ending balance	195.9
Net book value
Net book value, balance	670.3	664.1
Buildings and Leasehold Improvements [Member] | Warner Chilcott [Member]
Cost
Additions	51.1
Construction in Progress [Member]
Cost
Cost, beginning balance	114.7
Additions	19.3
Disposals / transfers / impairments	(1.0)
Transfer to assets held for sale
Currency translation	1.2
Cost, ending balance	152.9
Accumulated depreciation
Accumulated depreciation, beginning balance
Additions
Disposals / transfers / impairments
Transfer to assets held for sale
Currency translation
Accumulated depreciation, ending balance
Net book value
Net book value, balance	152.9	114.7
Construction in Progress [Member] | Warner Chilcott [Member]
Cost
Additions	$ 18.7